Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Equipment, Net

Note 6. Equipment, Net

Equipment, net consisted of the following:

	September 30,	December 31,
	2025	2024
Computer hardware	$10,541	$9,257
Computer equipment	28	28
	10,569	9,285
Less: accumulated depreciation	(3,595)	(2,382)
Equipment, net	$6,974	$6,903

All computer hardware shown above is leased to customers under operating lease arrangements.

Depreciation expense for equipment was $1,794 and $1,484 during the nine months ended September 30, 2025 and 2024, respectively. The net carrying value of disposals of long-lived assets for the period ended September 30, 2025 was $1,110.

Note 4. Equipment, Net

Equipment, net consisted of the following:

	December 31,
	2024	2023
Computer hardware	$9,257	$5,822
Computer equipment	28	-
	9,285	5,822
Less: accumulated depreciation	(2,382)	(331)
Equipment, net	$6,903	$5,491

All computer hardware shown above is leased to customers under operating lease arrangements.

Depreciation expense for equipment was $2,059 and $331 during the year ended December 31, 2024 and for the period ended December 31, 2023, respectively. The net carrying value of disposals of long-lived assets for the year ended December 31, 2024 was $258. There were no disposals of long-lived assets as of December 31, 2023.